Supplement Dated December 8, 2023
To The Prospectuses Dated May 1, 2023 For

ELITE ACCESS II®, JACKSON RETIREMENT INVESTMENT ANNUITYSM, PERSPECTIVE II®,
ELITE ACCESS®,ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Prospectuses Dated August 28, 2023 For

JACKSON ADVANTAGE®, PERSPECTIVE II®, and PERSPECTIVE ADVISORY II®,
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

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(To be used with JMV23537NY 05/23, JMV21086NY 05/23, JMV23538NY 08/23, JMV25288NY 05/23, JMV21451NY 08/23, JMV18691NY 08/23, JMV8037NY 05/23, JMV8037BENY 05/23, JMV7697NY 05/23, NV5890 05/23, NV4224 05/23, JMV9476NY 05/23, JMV9476WFNY 05/23, and JMV16966NY 05/23)

VPS00050 12/23